Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
Goldman Sachs & Co. LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2022-A – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “LoanLevelFile_2022-A_01182022_unmasked.xlsx” provided by the Bank on January 25, 2022, containing information on 80,265 student loans (the “Student Loans”) as of January 18, 2022 (the “Data File”), which we were informed are intended to be included as collateral in the offering by SMB Private Education Loan Trust 2022-A. The Bank is responsible for the specified attributes identified by the Bank in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.
•	The term “Sources” means the following information provided by the Bank:
–	Branch Categorization Screen within the ATLAS System;
–
Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, and Credit Bureau Report within the ENCORE System; and,

KPMG LLP, a Delaware limited liability partnership and a member firm of the
KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

–
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System.

The Sources were represented by the Bank to be copies of the original Sources or electronic records contained within the respective system. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.
•	The term “Instructions” means the instructions provided by the Bank pertaining to a procedure, attribute, or methodology, as described in Exhibit B.
•	The term “Provided Information” means the Sources and Instructions.
The procedures we were instructed by the Bank to perform and the associated findings are as follows:
A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attributes	Sources / Instructions
Social Security Number

Social Security Number, Loan Amount or Application ID information indicated on the Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Credit Bureau Report, and Instructions

Signature(s) on the Promissory Note	Promissory Note and Instructions. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s)
Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen
Original Principal Balance	“TLDSBAMT” field in the “OTHER” option on #HDI Screen, sum of “LOAN DISBURSEMENT” amounts on #CSS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, and Instructions
Current Principal Balance

“ACCOUNT BALANCE” field on #CSS Screen, “EFF-DT” field on #CPH Screen, “CYCLE DATE” field on #CSS Screen, accrued interest recomputed using “INT_RT” field on #EDH Screen, “ACCOUNT BALANCE” field on #CSS Screen, “TOTAL ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen, applicable “AMOUNT-PAID” on #CPH Screen, sum of “ACCOUNT BALANCE” field on #CSS Screen, total of all “LOAN DISBURSEMENT” amounts on #CDS Screen, total of all

2

Attributes	Sources / Instructions

“FORBEARANCE PAYMENT” amounts on #CDS Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, total of all “PAYMENT REVERSAL” amounts on #CDS Screen, total of all “ACCRUED INTEREST” amounts on #CSS Screen, “CASH ADB 1 & 2” field and “MRCH ADB 1&2” field on #ED2 Screen, "CUR BAL" field on #BS Screen, and Instructions

Loan Type	“#14” field on #NM CC Screen
Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and Instructions
Current Status End Date

“CURR LOAN STAT,” “CURR:GRAD/SEP DT,” “RPMT BEGIN DT,” “MATURITY DT” fields on #EDH Screen, “CYCLE DATE” field on #CSS Screen, “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen, notation of status change on #CIS Screen or #EDH Screen, and Instructions

Remaining Term

“CURR LOAN STAT” field on #EDH Screen, “MISC FIELD 2” field on #BS3 Screen, “#9” field on #NM CC Screen, “CYCLE DATE” field on #CSS Screen, “MATURITY DT” field on #EDH Screen, “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen, or “DUE DATE” field on #CSS Screen, and Instructions

Repayment Schedule Type	“MISC FIELD 2” field on #BS3 Screen, “CYCLE DATE” field on #CSS Screen, “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and Instructions
Interest Rate

“INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen, “DAYS1” field on #ED2 Screen, “CYCLE DATE” field on #CSS Screen, or “PER DAY INTEREST” field on #CPO Screen and “ACCOUNT BALANCE” field on #CSS Screen, or “VAR CASH SET1” field on #CP2 Screen and “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen, “DDD_RATE” field on #HDI Screen, and Instructions

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen
School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and Instructions
State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen
Recent FICO

“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen
For Selected Student Loan #89, the Recent FICO was 665 in the Data File and 663 in the “CREDIT BUREAU SCORE” field on the #NM CR Screen. The Bank informed us that as of January 18,

3

Attributes	Sources / Instructions

2022, the last available quarterly FICO for Selected Student Loan #89 was pulled on August 23, 2021. Since the Recent FICO of 665 in the Data File corresponded to the last available quarterly FICO in the FDR system that was pulled on August 23, 2021, the Bank instructed us to not consider this as an exception.

Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 80,265 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We were engaged by the Bank to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Bank and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Bank, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California February 16, 2022

4

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2022A001	51	2022A051	101	2022A101	151	2022A151
2	2022A002	52	2022A052	102	2022A102	152	2022A152
3	2022A003	53	2022A053	103	2022A103	153	2022A153
4	2022A004	54	2022A054	104	2022A104	154	2022A154
5	2022A005	55	2022A055	105	2022A105	155	2022A155
6	2022A006	56	2022A056	106	2022A106	156	2022A156
7	2022A007	57	2022A057	107	2022A107	157	2022A157
8	2022A008	58	2022A058	108	2022A108	158	2022A158
9	2022A009	59	2022A059	109	2022A109	159	2022A159
10	2022A010	60	2022A060	110	2022A110	160	2022A160
11	2022A011	61	2022A061	111	2022A111	161	2022A161
12	2022A012	62	2022A062	112	2022A112	162	2022A162
13	2022A013	63	2022A063	113	2022A113	163	2022A163
14	2022A014	64	2022A064	114	2022A114	164	2022A164
15	2022A015	65	2022A065	115	2022A115	165	2022A165
16	2022A016	66	2022A066	116	2022A116	166	2022A166
17	2022A017	67	2022A067	117	2022A117	167	2022A167
18	2022A018	68	2022A068	118	2022A118	168	2022A168
19	2022A019	69	2022A069	119	2022A119	169	2022A169
20	2022A020	70	2022A070	120	2022A120	170	2022A170
21	2022A021	71	2022A071	121	2022A121	171	2022A171
22	2022A022	72	2022A072	122	2022A122	172	2022A172
23	2022A023	73	2022A073	123	2022A123	173	2022A173
24	2022A024	74	2022A074	124	2022A124	174	2022A174
25	2022A025	75	2022A075	125	2022A125	175	2022A175
26	2022A026	76	2022A076	126	2022A126	176	2022A176
27	2022A027	77	2022A077	127	2022A127	177	2022A177
28	2022A028	78	2022A078	128	2022A128	178	2022A178
29	2022A029	79	2022A079	129	2022A129	179	2022A179
30	2022A030	80	2022A080	130	2022A130	180	2022A180
31	2022A031	81	2022A081	131	2022A131	181	2022A181
32	2022A032	82	2022A082	132	2022A132	182	2022A182
33	2022A033	83	2022A083	133	2022A133	183	2022A183
34	2022A034	84	2022A084	134	2022A134	184	2022A184
35	2022A035	85	2022A085	135	2022A135	185	2022A185
36	2022A036	86	2022A086	136	2022A136	186	2022A186
37	2022A037	87	2022A087	137	2022A137	187	2022A187
38	2022A038	88	2022A088	138	2022A138	188	2022A188
39	2022A039	89	2022A089	139	2022A139	189	2022A189
40	2022A040	90	2022A090	140	2022A140	190	2022A190
41	2022A041	91	2022A091	141	2022A141	191	2022A191
42	2022A042	92	2022A092	142	2022A142	192	2022A192
43	2022A043	93	2022A093	143	2022A143	193	2022A193
44	2022A044	94	2022A094	144	2022A144	194	2022A194
45	2022A045	95	2022A095	145	2022A145	195	2022A195
46	2022A046	96	2022A096	146	2022A146	196	2022A196
47	2022A047	97	2022A097	147	2022A147	197	2022A197
48	2022A048	98	2022A098	148	2022A148	198	2022A198
49	2022A049	99	2022A099	149	2022A149	199	2022A199
50	2022A050	100	2022A100	150	2022A150	200	2022A200

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2022A201	242	2022A242	283	2022A283	324	2022A324
202	2022A202	243	2022A243	284	2022A284	325	2022A325
203	2022A203	244	2022A244	285	2022A285	326	2022A326
204	2022A204	245	2022A245	286	2022A286	327	2022A327
205	2022A205	246	2022A246	287	2022A287	328	2022A328
206	2022A206	247	2022A247	288	2022A288	329	2022A329
207	2022A207	248	2022A248	289	2022A289	330	2022A330
208	2022A208	249	2022A249	290	2022A290	331	2022A331
209	2022A209	250	2022A250	291	2022A291	332	2022A332
210	2022A210	251	2022A251	292	2022A292	333	2022A333
211	2022A211	252	2022A252	293	2022A293	334	2022A334
212	2022A212	253	2022A253	294	2022A294	335	2022A335
213	2022A213	254	2022A254	295	2022A295	336	2022A336
214	2022A214	255	2022A255	296	2022A296	337	2022A337
215	2022A215	256	2022A256	297	2022A297	338	2022A338
216	2022A216	257	2022A257	298	2022A298	339	2022A339
217	2022A217	258	2022A258	299	2022A299	340	2022A340
218	2022A218	259	2022A259	300	2022A300	341	2022A341
219	2022A219	260	2022A260	301	2022A301	342	2022A342
220	2022A220	261	2022A261	302	2022A302	343	2022A343
221	2022A221	262	2022A262	303	2022A303	344	2022A344
222	2022A222	263	2022A263	304	2022A304	345	2022A345
223	2022A223	264	2022A264	305	2022A305	346	2022A346
224	2022A224	265	2022A265	306	2022A306	347	2022A347
225	2022A225	266	2022A266	307	2022A307	348	2022A348
226	2022A226	267	2022A267	308	2022A308	349	2022A349
227	2022A227	268	2022A268	309	2022A309	350	2022A350
228	2022A228	269	2022A269	310	2022A310	351	2022A351
229	2022A229	270	2022A270	311	2022A311	352	2022A352
230	2022A230	271	2022A271	312	2022A312	353	2022A353
231	2022A231	272	2022A272	313	2022A313	354	2022A354
232	2022A232	273	2022A273	314	2022A314	355	2022A355
233	2022A233	274	2022A274	315	2022A315	356	2022A356
234	2022A234	275	2022A275	316	2022A316	357	2022A357
235	2022A235	276	2022A276	317	2022A317	358	2022A358
236	2022A236	277	2022A277	318	2022A318	359	2022A359
237	2022A237	278	2022A278	319	2022A319	360	2022A360
238	2022A238	279	2022A279	320	2022A320	361	2022A361
239	2022A239	280	2022A280	321	2022A321
240	2022A240	281	2022A281	322	2022A322
241	2022A241	282	2022A282	323	2022A323

Note: The Bank has assigned a unique Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

Exhibit B Instructions

Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note

(i)                     Compare the Social Security Number in the “Borrwer SSN” field in the Data File to the Social Security Number on the Promissory Note,

(ii)                   Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the Loan Amount on the Promissory Note, and

(iii)                  Observe Signature(s) on the Promissory Note.

In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data File, locate the Final Disclosure correspondence, the Counter Offer Modification Notification, or the Agreement to Increase the Total Loan Amount within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note.

In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrwer SSN” field in the Data File, locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data File.

In the event the Promissory Note for a Selected Student Loan was not available, the Bank instructed us to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans.

Original Principal Balance

Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen.

In the event the Original Principal Balance in the Data File did not agree,

(i)                      for Selected Student Loans originated after July 2013, compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or

(ii)                   for Selected Student Loans originated in or prior to July 2013, compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

Current Principal Balance

Compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen, or the "CUR BAL" field on the #BS Screen. In the event the information did not agree, recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

a)      Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was (i) a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and one day following the Cutoff Date or (ii) any “PAYMENT REVERSAL” amounts on the #CDS Screen;

Attribute	Instructions

1)      If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 365 (i.e., the total number of days in the 2022 calendar year); and,

2)     In case of a (i), add the recomputed accrued interest from procedure (1), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.

In case of a (ii), minus the recomputed accrued interest from procedure (1), as applicable, from the “PAYMENT REVERSAL” amounts on the #CDS Screen to arrive at the principal portion of the amount, and subtract the result from the “ACCOUNT BALANCE” field on the #CSS Screen.

b)      In the event the Recomputed Current Principal Balance calculated in step (a) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen.

c)      In the event the Recomputed Current Principal Balance calculated in step (b) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen.

d)      In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, compare the “Outstanding Principal Amount” field in the Data File to the sum of
(i)          the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen.

e)      In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST” amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the “CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date.

Attribute	Instructions

f)        In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of the ending balances in the “CASH ADB 1&2” field and the “MRCH ADB 1&2” field on the #ED2 Screen.

g)       In the event the Recomputed Current Principal Balance calculated in step (f) did not agree, recompute the “Current Principal Balance” as follows:

1)      Recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and
(iii) a fraction, the numerator of which is the difference in the number of days between the most recent payment date and prior payment date indicated on the #CSS Screen, and a denominator of 365 (i.e., the total number of days in the 2022 calendar year); and,

2)     Subtract the recomputed accrued interest from procedure (1), as applicable, to the “ACCOUNT BALANCE” field on the #CSS Screen, and add the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.

Loan Status

Compare Loan Status in the “Payment Loan Status” field in the Data File as follows:

a)      If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) or blank, and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP,” “GRPM” or “F***,” the Loan Status was “In-Repayment”;

b)        If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,

c)      Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen.

d)       In the event the Loan Status did not agree, identify a notation of status change on the #CIS Screen. If the status changed after the Cutoff Date, and the notation of the previous draw period on #CIS Screen was (1) before the Cutoff Date, the Loan Status was “GRCE” as of the Cutoff Date; or (2) after the Cutoff Date, the Loan Status was “SCHL” as of the Cutoff Date.

Current Status End Date

Recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:

a)      If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;
b)     If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE

Attribute	Instructions

DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen;

c)      If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DINT,” “DSCH,” “F***”, “SSPA,” or “SSGR,”

(i)     If the Start Date of the Method Override on the #EDH Screen was before the Cutoff Date, recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;

(ii)     If the Start Date of the Method Override on the #EDH Screen was after the Cutoff Date, recompute the Current Status End Date as the first cycle date after the Cutoff Date.

d)       If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “D***” (except “DINT” and “DSCH”), or “SSP*” (except “SSPA”), recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen.

e)       In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data File, calculate the Recomputed Current Status End Date as follows:

(i)      Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

(ii)      If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

Remaining Term

Compare Remaining Term to the “Total Repayment Term” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)      If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;
b)      If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months1  between the next cycle date indicated in

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

Attribute	Instructions

the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen; and,

c)   If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months1 between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

Repayment Schedule Type

Compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data File as follows:

a)      If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N;”

b)      If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V;”

c)      If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W;”

d)      If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z;”

e)      If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D;”

Attribute	Instructions

f)         If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E;”

g)        If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T;” and,

h)       If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

Interest Rate

Compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT RT” field on the #EDH Screen.

In the event the Interest Rate did not agree, recompute Interest Rate (“Recomputed Interest Rate”) as follows:

a)       Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;

b)       If step (a) resulted in a date that is on or before the Cutoff Date, compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 1%” field on the #ED2 Screen;

c)      If step (a) resulted in a date that is after the Cutoff Date, compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 2%” field on the #ED2 Screen.

d)      In the event the Interest Rate calculated in step (b) or (c) did not agree, recompute the Interest Rate as follows:

(i)      divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10

(ii)     add 0.0000099 and truncate to five decimals

(iii)    multiply by 365 (i.e., the total number of days in the 2022 calendar year), and

(iv)      round the value to the nearest 0.125 percent.

e)      In the event the Interest Rate calculated in step (d) did not agree, recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen.

Attribute	Instructions

f)         In the event the Interest Rate calculated in step (e) did not agree, recompute the Interest Rate by subtracting the borrower benefits in the “DDD_RATE” field in the DDDBENEFIT section on the #HDI screen from the “INT RT” field on the #EDH Screen.

School Type 1 (School Type) and School Type 2 (Title IV)

Input the School Code in the “Current School ID” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, consider School Types 1 and 2 as follows:

a)     If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “4 year;”

b)     If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “2 year;”

c)     If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “Trade School;”

d)     If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”

 e)    If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit;”

f)        If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit;”

 g)    If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit;”

Attribute	Instructions

Compare the School Types 1 and 2 (School Type and Title IV) in the “School Type” field and “School Title IV Eligibility Code” field in the Data File, respectively, to the corresponding information derived based on the instructions above.